Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

The components of property and equipment, net were as follows at March 31, 2024 and December 31, 2023 (in thousands):

	March 31	December 31
	2024	2023
	(in thousands)
Solar energy facilities	$55,737	$55,318
Land	500	511
Software and computers	6	-
Furniture and fixtures	207	210
Asset retirement	164	168
Construction in progress	12,705	12,421
Total property and equipment	69,319	68,628
Less: Accumulated depreciation	(7,714)	(7,326)
Total	$61,605	$61,302

9.	Property and Equipment, Net

The components of property and equipment, net were as follows at December 31 (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Solar energy facilities	$55,318	$75,009
Building	-	107
Land	511	497
Furniture and fixtures	210	49
Asset retirement	168	341
Construction in progress	12,421	3,093
Total property and equipment	68,628	79,096
Less: Accumulated depreciation	(7,326)	(10,143)
Total	$61,302	$68,953

There was $5.1 million transferred from construction in progress to solar energy facilities during the twelve-month period through December 31, 2023 and $0.6 million during the twelve-month period through December 31, 2022.